Borrowings, Other Debts and Derivative Liabilities - Schedule of Derivative Liabilities (Details) ¥ in Thousands		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Schedule of Fair Value of Derivative Liabilities [Line Items]
Derivative liabilities				¥ 5
Conversion feature of Yoken Series A-1 Warrant [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Derivative liabilities	[1]			¥ 5

[1]	The warrant issued in connection with Yoken Series A-1 Warrant is embedded instead of freestanding because it is (1) issued in connection with the instrument and (2) not separately exercisable without terminating the debt instruments. Therefore, each combined instrument (loan with embedded warrant) is substantially similar to a convertible debt where the embedded warrant is similar to a conversion feature able to convert the debt instrument into the Preferred Shares.